Other liabilities	12 Months Ended
Mar. 31, 2018
Disclosure of Other Liabilities [Abstract]
Other liabilities
22. Other liabilities

Other liabilities consist of the following:

	As at March 31,
	2018		2017
Current
Accrued expenses	Rs.	14,861	Rs.	13,963
Employee benefits payable		3,927		4,416
Statutory dues payable		915		558
Deferred revenue		622		509
Advance from customers		360		310
Others		1,983		2,089
	Rs.	22,668	Rs.	21,845
Non-current
Deferred revenue		2,697		3,166
Others		883		911
	Rs.	3,580	Rs.	4,077